Shareholder Report, Holdings (Details) - C000111140	Feb. 28, 2025
Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	22.40%
UMBS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	101.80%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)